Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2017
Other Balance Sheet Components
Schedule of other balance sheet components

	As of December 31,
	2015	2016	2017
	(In thousands)
Accounts receivable, net:
Due from third parties		$66,701	$105,686
Due from Alibaba		24,293	42,832
Due from other related parties		31,589	29,696

Total gross amount		$122,583	$178,214
Allowance for doubtful accounts:
Balance at the beginning of the year	(2,440)	(1,375)	(6,529)
Reversal (additional provision) charged to expenses, net	368	(7,787)	(5,478)
Write-off	697	2,633	3,893

Balance at the end of the year	(1,375)	(6,529)	(8,114)

		$116,054	$170,100

Prepaid expenses and other current assets:
Rental and other deposits		$3,965	$2,233
Prepayment for investments		24,953	20,881
Advertising prepayment		5,267	3,959
Prepayment to outsourced service providers		4,043	5,369
Amounts deposited by users*		21,203	25,277
Content fees		2,111	7,393
Others		5,122	4,121

		$66,664	$69,233

Property and equipment, net:
Computers and equipment		$94,170	$113,558
Leasehold improvements		2,054	4,321
Furniture and fixtures		922	1,241
Others		1,655	2,574

Property and equipment, gross		98,801	121,694
Less: Accumulated depreciation		(75,985)	(87,901)

		$22,816	$33,793

Accrued and other liabilities**:
Payroll and welfare		$33,786	$57,848
Marketing expenses		40,968	53,380
Payroll withholding taxes		3,547	3,547
Sales rebates		31,598	60,663
Professional fees		4,255	6,170
VAT and other tax payable		35,728	51,563
Payable to other service providers		1,457	362
Amounts due to users*		21,203	25,277
Others		7,600	9,805

		$180,142	$268,615

* Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

** Include amounts due to third parties, employees, related parties (see Note 9) and Weibo wallet users.